Commitments and Contingencies - Financial Services has Various Agreements to Extend Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Private label commercial revolving accounts [Member]
Line of Credit Facility [Line Items]
Total Credit Limit	$ 3,929
Utilized	227
Not Utilized	3,702
Wholesale and dealer financing [Member]
Line of Credit Facility [Line Items]
Total Credit Limit	6,545
Utilized	3,648
Not Utilized	$ 2,897